Long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	2011	2010	2011	2010
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	496	2,384	2,693	2,530
Others	9	18	52	217
Fixed Rate Notes
US dollars	410	—	10,073	10,242
EUR		—	970	1,003
Perpetual notes	—	—	—	78
Accrued charges	221	233	—	—
	1,136	2,635	13,788	14,070
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and
General Price Index-Market (IGP-M)	246	76	5,245	3,891
Basket of currencies	1	1	—	125
Non-convertible debentures	—	—	2,505	2,767
US dollars denominated	—	1	—	738
Accrued charges	112	110	—	—
	359	188	7,750	7,521
Total	1,495	2,823	21,538	21,591

Maturities of Long-term Debt

2013	3,184
2014	1,231
2015	952
2016	1,607
2017 and after	14,200
No due date	364
21,538

Annual interest rates on long-term debt
Up to 3%	4,738
3.1% to 5% (*)	2,301
5.1% to 7%	8,802
7.1% to 9% (**)	2,793
9.1% to 11% (**)	2,365
Over 11% (**)	2,033
Variable	1
23,033

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of  4.71% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the Brazilian Interbank Certificate of Deposit (CDI) and Brazilian Government Long-term Interest Rates (TJLP) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,005  of which US$ 5,041 has an original interest rate above 7% per year. The average cost after taking into account the derivative transactions is 2.98% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

:

	Quantity as of December 31, 2011				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	December 31, 2011	December 31, 2010

2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,167	2,429
Tranche “B”	5	5	No date	6.5% p.a + IGP-DI	364	367
					2,531	2,796

Long-term portion					2,505	2,767
Accrued chages					26	29
					2,531	2,796

Indexation rates applied to debt

	Three-month period ended			Year ended as of December 31,
	December 31, 2011	September 30, 2011	December 31, 2010	2011	2010
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	—	6.0
IGP-M - General Price Index - Market	0.9	1.0	3.2	4.1	10.9
Appreciation (devaluation) of Real against US dollar	(0.7)	18.8	1.7	25.3	4.7